INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2025
Disclosure of investment securities [abstract]
INVESTMENT SECURITIES

NOTE 9 – INVESTMENT SECURITIES

Balances of investment securities comprise the following as of December 31, 2025 and 2024:

	Note	December 31, 2025(1)		December 31, 2024

Investments in debt securities mandatorily at FVTPL	9.1	Ps.	—	Ps.	1,425
Investments in debt securities at FVOCI	9.2		28,455,957		27,050,198
Investments in debt securities at amortized cost	9.3		9,205,457		10,708,367
Investments in equity securities at FVOCI	9.4		1,599,479		1,421,303
		Ps.	39,260,893	Ps.	39,181,293

Loss impairment
Investments in debt securities at amortized cost	4.1.5	Ps.	(8,278)	Ps.	(18,675)
		Ps.	(8,278)	Ps.	(18,675)
Total investment securities net		Ps.	39,252,615	Ps.	39,162,618

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

9.1 Investments in debt securities mandatorily at FVTPL

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding:

	December 31, 2025		December 31, 2024

Others(1)	Ps.	—	Ps.	1,425
Total investments in debt securities mandatorily at FVTPL	Ps.	—	Ps.	1,425

(1) See details in Note 4.1.3.b

9.2 Investments in debt securities at FVOCI

The following table includes investments in debt securities at FVOCI as of December 31, 2025 and 2024:

December 31, 2025(1)

Debt securities	Cost		Unrealized Gain		Unrealized Losses			Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	25,992,996	Ps.	39,800	Ps.	(1,430,096)	Ps.	24,602,700	Ps.	22,342
Securities issued or secured by other Colombian Government entities		517,983		3,927		(15,658)		506,252		1,344
Securities issued or secured by foreign Governments		1,319,487		19,762		(4,563)		1,334,686		360
Securities issued or secured by other financial entities		1,746,690		14,660		(7,806)		1,753,544		2,215
Securities issued or secured by non-financial sector entities		22,478		252		(113)		22,617		29
Others		245,816		412		(10,070)		236,158		312
Total debt securities at FVOCI	Ps.	29,845,450	Ps.	78,813	Ps.	(1,468,306)	Ps.	28,455,957	Ps.	26,602

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

December 31, 2024

Debt securities		Cost		Unrealized Gain		Unrealized Losses		Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	19,278,224	Ps.	36,588	Ps.	(1,046,904)	Ps.	18,267,908	Ps.	11,761
Securities issued or secured by other Colombian Government entities		484,874		336		(22,465)		462,745		803
Securities issued or secured by foreign Governments		4,682,807		18,439		(198,436)		4,502,810		1,135
Securities issued or secured by central banks		251,079		32		(46,256)		204,855		97
Securities issued or secured by other financial entities		2,640,204		9,270		(22,691)		2,626,783		2,740
Securities issued or secured by non-financial sector entities		249,748		665		(753)		249,660		859
Others		771,824		715		(37,102)		735,437		915
Total debt securities at FVOCI	Ps.	28,358,760	Ps.	66,045	Ps.	(1,374,607)	Ps.	27,050,198	Ps.	18,310

The following table shows amounts reclassified to profit or loss from OCI before taxes, related to fixed income investments debt securities measured at FVOCI:

	December 31, 2025		December 31, 2024
Redemptions or sales	Ps.	44,415	Ps.	(130,219)
ECL allowance		10,407		4,616
Total reclassified to profit or loss	Ps.	54,822	Ps.	(125,603)

9.3 Investments in debt securities at amortized cost

The following table includes investments in debt securities at amortized cost as of December 31, 2025 and 2024:

Debt securities	December 31, 2025(1)		December 31, 2024
Securities issued or secured by Colombian Government	Ps.	1,860,258	Ps.	2,553,693
Securities issued or secured by other Colombian Government entities		5,351,209		5,563,208
Securities issued or secured by foreign Governments		30,540		30,655
Securities issued or secured by other financial entities		1,963,450		2,350,549
Securities issued or secured by non-financial sector entities		—		145,553
Others		—		64,709
Total debt securities at amortized cost	Ps.	9,205,457	Ps.	10,708,367

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

The following is a summary of investments in debt securities at amortized cost by maturity dates:

	December 31, 2025(1)		December 31, 2024

Up to 1 month	Ps.	941,587	Ps.	1,120,443
More than 1 month and no more than 3 months		30,540		30,655
More than 3 months and no more than 1 year		6,269,880		7,016,333
More than 1 year and no more than 5 years(2)		—		136,318
More than 5 years and no more than 10 years(3)		—		68,447
More than 10 years		1,963,450		2,336,171
Total	Ps.	9,205,457	Ps.	10,708,367

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) This corresponds to a security issued by the Aburrá Oriente S.A. Concession trust. Its maturity date was originally set for 2029; however, it was prepaid by the issuer on September 25, 2025
(3) See Note 13.2, ‘Multi Financial Group Transaction

9.3.1 Investment in debt at amortized cost securities pledged as collateral

The following is a list of debt securities at amortized cost that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 33).

	December 31,		December 31,
	2025 (1)		2024
Pledged as collateral in money market operations
Securities issued or secured by other Colombian Government entities	Ps.	1,295,485	Ps.	685,394
Securities issued or secured by Colombian Government		—		1,528,723
	Ps.	1,295,485	Ps.	2,214,117
Pledged as collateral to special entities such as CRCC, BR and BVC (2)
Securities issued or secured by Colombian Government	Ps.	856,494	Ps.	1,173,348
Securities issued or secured by other Colombian Government entities		789,531		688,891
	Ps.	1,646,025	Ps.	1,862,239
Total	Ps.	2,941,510	Ps.	4,076,356

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

9.4 Investments in equity securities at fair value through OCI

The following is the balance at December 31, 2025 and 2024:

December 31, 2025

	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	462,233	Ps.	1,091,504	Ps.	(4,769)	Ps.	1,548,968
In foreign currency
Corporate stock		52,927		1,355		(3,771)		50,511
Total equity securities	Ps.	515,160	Ps.	1,092,859	Ps.	(8,540)	Ps.	1,599,479

December 31, 2024

	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	546,822	Ps.	832,222	Ps.	(2,799)	Ps.	1,376,245
In foreign currency
Corporate stock		50,213		4,423		(9,578)		45,058
Total equity securities	Ps.	597,035	Ps.	836,645	Ps.	(12,377)	Ps.	1,421,303

Variations in fair values fundamentally reflect variations in the performance of companies and market conditions mainly due to changes in interest rates and other economic trends in the country where the investment is held. At December 31, 2025 and 2024 Grupo Aval considers that there is no indication of impairment.

The details of equity instruments through OCI as of December 31, 2025 and 2024 are as follows:

Entity (1)	December 31, 2025		December 31, 2024
Grupo Energía Bogotá S.A. E.S.P.	Ps.	1,411,637	Ps.	1,159,729
Port operating companies		62,315		45,396
Holding Bursátil Regional S.A.		46,496		40,942
Titularizadora Colombiana S.A.		32,486		31,451
Others		46,545		42,302
Mineros S.A.(2)		—		101,483
Total	Ps.	1,599,479	Ps.	1,421,303

(1) These investments in equity securities have been designated as FVOCI considering that they are not held for trading and correspond to long-term strategic investments.

(2) On July 14, 2025, Corficolombiana completed the sale of its investment in Mineros SA., as a strategic decision by the portfolio management.

For the years ended December 31, 2025, and 2024, dividends are recognized for these equity investments in the amount of Ps. 126,700 and Ps. 141,867 respectively, were recognized in profit or loss in the “Other Income” line (see note 30).